Short-term investments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Short-term investments	$ 1,106	$ 920
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of bear interest	2.95%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of bear interest	3.85%